Share-based compensation (Tables)	9 Months Ended
Sep. 30, 2023
Share-Based Payment Arrangements [Abstract]
Schedule of Expense Associated With Each Component	The expense associated with each component is as follows:

	Three months ended September 30,		Nine months ended September 30,
	2023	2022	2023	2022
	$	$	$	$
Stock options	743	607	1,769	1,655
DSUs	269	233	722	632
RSUs	806	124	1,862	1,225
ESPP	27	36	85	112
	1,845	1,000	4,438	3,624
The following table presents share-based compensation expense by function for the three and nine months ended September 30:

	Three months ended September 30,		Nine months ended September 30,
	2023	2022	2023	2022
	$	$	$	$
Cost of revenue	90	21	206	215
General and administrative	1,005	480	2,530	2,142
Sales and marketing	552	472	1,056	1,225
Research and development	198	27	646	42
	1,845	1,000	4,438	3,624

Schedule of Changes in Stock Options
The changes in the number of stock options during the nine months ended September 30, 2023 and 2022 were as follows:

	2023		2022
	Number of options	Weighted average exercise price	Number of options	Weighted average exercise price
	#	C$	#	C$
Options outstanding – January 1	1,349,001	13.60	1,283,088	12.00
Options granted	236,753	52.15	168,588	44.91
Options forfeited	(98,570)	42.67	(63,415)	46.41
Options exercised	(194,188)	4.88	(9,179)	14.52

Options outstanding – September 30	1,292,996	19.75	1,379,082	14.42
Options exercisable – September 30	850,250	7.59	887,779	4.06

Schedule of Number and Weighted Average Remaining Contractual Life of Stock Options Outstanding and Exercisable
The weighted average fair value of share options granted during the nine months ended September 30, 2023 and 2022 was estimated at the date of grant using the Black-Scholes option pricing model using the following inputs:

	2023	2022
	C$	C$
Weighted average stock price valuation	$52.15	$44.91
Weighted average exercise price	$52.15	$44.91
Risk-free interest rate	3.11%	2.58%
Expected life in years	4.5	6.25
Expected dividend yield	—%	—%
Volatility	64%	63%
Weighted average fair value of options issued	$28.15	$26.94
The following table is a summary of the Company’s stock options outstanding as at September 30, 2023:

Options outstanding			Options exercisable
Exercise price range	Number outstanding	Weighted average remaining contractual life (years)	Exercise price range	Number exercisable
C$	#	#	C$	#
0.0001 - 1.09	639,920	2.13	0.0001 - 1.09	639,920
8.86 - 11.06	43,811	7.16	8.86 - 11.06	27,126
15.79 - 16.00	196,930	6.03	15.79 - 16.00	107,481
26.43 - 95.12	412,335	6.25	26.43 - 95.12	75,723
	1,292,996	4.21		850,250

The following table is a summary of the Company’s stock options outstanding as at September 30, 2022:

Options outstanding			Options exercisable
Exercise price range	Number outstanding	Weighted average remaining contractual life (years)	Exercise price range	Number exercisable
C$	#	#	C$	#
0.0001 - 1.09	784,368	4.71	0.0001 - 1.09	748,368
8.86 - 11.06	51,811	8.20	8.86 - 11.06	21,084
15.79 - 16.00	268,499	7.03	15.79 - 16.00	95,969
26.43 - 95.12	274,404	9.26	26.43 - 95.12	22,358
	1,379,082	6.19		887,779

Schedule of Stock Options Outstanding and Exercisable by Range of Exercise Prices	The following table is a summary of the Company’s stock options outstanding as at September 30, 2023:

Options outstanding			Options exercisable
Exercise price range	Number outstanding	Weighted average remaining contractual life (years)	Exercise price range	Number exercisable
C$	#	#	C$	#
0.0001 - 1.09	639,920	2.13	0.0001 - 1.09	639,920
8.86 - 11.06	43,811	7.16	8.86 - 11.06	27,126
15.79 - 16.00	196,930	6.03	15.79 - 16.00	107,481
26.43 - 95.12	412,335	6.25	26.43 - 95.12	75,723
	1,292,996	4.21		850,250

The following table is a summary of the Company’s stock options outstanding as at September 30, 2022:

Options outstanding			Options exercisable
Exercise price range	Number outstanding	Weighted average remaining contractual life (years)	Exercise price range	Number exercisable
C$	#	#	C$	#
0.0001 - 1.09	784,368	4.71	0.0001 - 1.09	748,368
8.86 - 11.06	51,811	8.20	8.86 - 11.06	21,084
15.79 - 16.00	268,499	7.03	15.79 - 16.00	95,969
26.43 - 95.12	274,404	9.26	26.43 - 95.12	22,358
	1,379,082	6.19		887,779

Schedule of Number of DSUs and RSUs Granted
DSUs

The following table presents information concerning the number of DSUs granted by the Company:

#
DSUs – December 31, 2022	87,222
Granted (at C$43.93 - $53.15 per unit)	26,813
DSUs - September 30, 2023	114,035

RSUs

The following table presents information concerning the number of RSUs granted by the Company:

#
RSUs – December 31, 2022	103,626
Granted (at C$43.55 - $52.38 per unit)	127,753
Released (at C$40.30 - $86.38 per unit)	(19,744)
Forfeited (at C$42.24 - $86.38 per unit)	(40,310)
RSUs - September 30, 2023	171,325